Borrowings - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2025 GBP (£) claim	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 180,943	£ 144,754	£ 0
Debt instrument, covenant, interest coverage ratio, minimum	4.0
Debt instrument, covenant, net debt to EBITDA ratio, maximum	2.5
Class Guarantee
Disclosure of detailed information about borrowings [line items]
Bank guarantees	£ 1,000	2,200
Parent company guarantees
Disclosure of detailed information about borrowings [line items]
Number of claims | claim	0
Banks guarantees
Disclosure of detailed information about borrowings [line items]
Number of claims | claim	0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 180,943	£ 144,754
Notional amount	£ 350,000